Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Analysis of income and expense [abstract]
Employee-related expenses	€ 524	€ 72		€ 193
Charges, gains or losses on assets	(2)	65		110
Compensation for early termination of contracts (other than contracts of employment)	0	10		34
Costs of transformation programs	266	188		463
Other restructuring costs	4	8		20
Total	€ 792	€ 343	[1]	€ 820

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.